Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
Note 6. Intangible Assets

Our intangible assets consist of licenses and patents relating to our bertilimumab and oncology programs and were determined by management to have useful lives ranging between seven and fifteen years. We amortize these intangible assets on a straight-line basis.

On June 15, 2017, we entered into an Asset Purchase Agreement (the “Asset Purchase Agreement”) with Meda Pharma SARL, a Mylan N.V. company (“Meda”), to repurchase assets relating to Ceplene (histamine dihydrochloride) including the right to commercialize Ceplene in Europe and to register and commercialize Ceplene in certain other countries, for a fixed consideration of $5.0 million payable in installments over a three-year period and additional contingent payments of $3.0 million which consists of $1.5 million due in year 4 upon the initial achievement of $12.0 million in revenue and $1.5 million due in year 5 upon the initial achievement of $15.0 million in revenue. The assets acquired from Meda include rights to marketing authorizations, trademarks, patents, and other intellectual property related to Ceplene and its use
.

In addition, on June 15, 2017, substantially contemporaneous with the entry into the Asset Purchase Agreement, we entered into a Standby Financing Agreement (the “Standby Financing Agreement”) with Daniel Kazado (the “Standby Financer”) a member of our board of directors and a beneficial owner of our capital stock. See Note 13 for a further description of the Standby Financing Agreement. Currently, we are contemplating the sale or other disposition of our Ceplene assets, pursuant to which we intend to include the $5.0 million financial obligations contemplated by the Asset Purchase Agreement as part of such sale or other disposition on a basis and on terms that are acceptable to our board of directors and, if attainable, without recourse to us. We intend to maintain the regulatory status of Ceplene and our oncology assets while we pursue a strategic transaction, however, management and our board of directors will make decisions in the best interest of its shareholders as this process progresses.

We treated the acquisition as an asset acquisition in accordance with
ASC 805, “Business Combinations”
. We recorded the purchase price for the underlying patents as intangible assets and recorded the present value of the future payments due under the Asset Purchase Agreement of $4.2 million as a corresponding liability. The present value of future payments due under the Asset Purchase Agreement was determined by using our then current borrowing rate of 15% as the relevant discount rate for present value calculations. As of September 30, 2018, the amount due to Meda on a present value basis, classified as current and long-term notes payable is $3.7 million and $0.9 million, respectively. The estimated useful life of these intangible assets is seven years.

As of June 30, 2018, we evaluated our intangible assets for human antibodies and anti-ferritin antibodies because of events that occurred during the quarter, which indicate that the carrying amount may no longer be recoverable. Based on this evaluation (level 3 in the fair value hierarchy), these intangible assets have no value and were fully impaired. For the nine months ended September 30, 2018, we recorded impairment losses of $653,000 on certain intangible assets, as noted above.

The value of our amortizable intangible assets including gross asset value and carrying value is summarized below ($ in thousands):

	Bertilimumab iCo	NanomAbs Yissum	Human Antibodies Kadouche	Anti-ferritin Antibody MabLife	Ceplene Acquisition Intangibles	Total

Balance as of December 31, 2017	$1,419	$383	$381	$318	$3,976	$6,477
Amortization	(126)	(36)	(23)	(23)	(461)	(669)
Impairment	-	-	(358)	(295)	-	(653)
Balance, September 30, 2018	$1,293	$347	$-	$-	$3,515	$5,155

Gross asset value	$2,509	$694	$-	$-	$4,310	$7,513
Accumulated Amortization	(1,216)	(347)	-	-	(795)	(2,358)
Balance, September 30, 2018	$1,293	$347	$-	$-	$3,515	$5,155

Amortization expense amounted to $208,000 and $669,000 for the three and nine months ended September 30, 2018, respectively. Amortization expense amounted to $256,000 and $409,000 for the three and nine months ended September 2017, respectively.

Estimated amortization expense for each of the five succeeding years, based upon intangible assets at September 30, 2018 is as follows ($ in thousands):

Period Ending September 30,	Amount
2019	$829
2020	829
2021	829
2022	829
2023	829
Thereafter	1,010
Total	$5,155

Note 7. Intangible Assets

Our intangible assets consist of licenses and patents relating to our bertilimumab and oncology programs, and were determined by management to have useful lives ranging between seven and fifteen years. We amortize these intangible assets on a straight-line basis.

On June 15, 2017, we entered into an Asset Purchase Agreement (the “Asset Purchase Agreement”) with Meda Pharma SARL, a Mylan N.V. company (“Meda”) to repurchase assets relating to Ceplene (histamine dihydrochloride) including the right to commercialize Ceplene in Europe and to register and commercialize Ceplene in certain other countries, for a fixed consideration of $5.0 million payable in installments over a three-year period. We treated the acquisition as an asset acquisition in accordance with
ASC 805, “Business Combinations”.

We recorded the purchase price for the underlying patents as intangible assets and recorded the present value of the future payments due under the Asset Purchase Agreement of $4.2 million as a corresponding liability. The present value of future payments due under the Asset Purchase Agreement is determined by using our current borrowing rate of 15% as the relevant discount rate for present value calculations. As of December 31, 2017, the amount due to Meda on a present value basis, classified as current and long term notes and loans payable is $3.0 million and $1.4 million, respectively. The estimated useful life of these intangible assets is seven years.

The value of our amortizable intangible assets including gross asset value and carrying value is summarized below ($ in thousands):

	Bertilimumab iCo	NanomAbs Yissum	Human Antibodies Kadouche	Anti-ferritin Antibody MabLife	Ceplene Acquisition Intangibles	Total

Balance as of January 1, 2016	$1,753	$475	$475	$408	$-	$3,111
Amortization	(167)	(46)	(47)	(45)	-	(305)
Balance as of December 31, 2016	$1,586	$429	$428	$363	$-	$2,806
Additions	-	-	-	-	4,310	4,310
Amortization	(167)	(46)	(47)	(45)	(334)	(639)
Balance, December 31, 2017	$1,419	$383	$381	$318	$3,976	$6,477

Gross asset value	$2,509	$694	$700	$547	$4,310	$8,760
Accumulated Amortization	(1,090)	(311)	(319)	(229)	(334)	(2,283)
Balance, December 31, 2017	$1,419	$383	$381	$318	$3,976	$6,477

Management determined that our amortizable intangible assets have a useful life of between 7 and 15 years. Amortization expense amounted to $639,000 and $305,000 for the years ended December 31, 2017 and 2016, respectively.

Estimated amortization expense for each of the five succeeding years, based upon intangible assets owned at December 31, 2017 is as follows ($ in thousands):

Period Ending December 31,	Amount
2018	$921
2019	921
2020	921
2021	907
2022	905
Thereafter	1,902
Total	$6,477